Stock-Based Compensation (Details 2) (Stock option, USD $)	12 Months Ended
Dec. 31, 2011
Outstanding, Vested and Expected to Vest
Shares	1,261,000
Weighted Average Remaining Contractual Life	8 years 3 months 4 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 3.44
Options Exercisable (in shares)	500,375
Weighted Average Remaining Contractual Life	5 years 10 months 10 days
Exercise Price 1.00
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 1.00
Shares	234,000
Weighted Average Remaining Contractual Life	5 years 10 months 10 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 1.00
Options Exercisable (in shares)	233,000
Weighted Average Remaining Contractual Life	5 years 10 months 10 days
Exercise Price 1.62
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 1.62
Shares	5,000
Weighted Average Remaining Contractual Life	9 years 10 months 28 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 1.62
Exercise Price 2.00
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 2.00
Shares	418,000
Weighted Average Remaining Contractual Life	9 years 8 months 19 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 2.00
Options Exercisable (in shares)	35,625
Weighted Average Remaining Contractual Life	9 years 14 days
Exercise Price 3.21
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 3.21
Shares	15,000
Weighted Average Remaining Contractual Life	9 years 4 months 20 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 3.21
Exercise Price 5.25
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 5.25
Shares	130,000
Weighted Average Remaining Contractual Life	9 years 3 months 29 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 5.25
Exercise Price 5.83
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 5.83
Shares	174,000
Weighted Average Remaining Contractual Life	6 years 9 months 18 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 5.83
Options Exercisable (in shares)	164,250
Weighted Average Remaining Contractual Life	6 years 9 months 22 days
Exercise Price 6.00
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 6.00
Shares	30,000
Weighted Average Remaining Contractual Life	7 years 8 months 5 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 6.00
Options Exercisable (in shares)	15,000
Weighted Average Remaining Contractual Life	7 years 8 months 5 days
Exercise Price 6.10
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 6.10
Shares	95,000
Weighted Average Remaining Contractual Life	9 years 2 months 5 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 6.10
Exercise Price 7.00
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 7.00
Shares	160,000
Weighted Average Remaining Contractual Life	8 years 25 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 7.00
Options Exercisable (in shares)	52,500
Weighted Average Remaining Contractual Life	8 years 25 days